PIMCO Emerging Markets Corporate Bond Fund Annual Fund Operating Expenses - PIMCO Emerging Markets Corporate Bond Fund - Institutional	Oct. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	1.03%	[2]

[1]	“Other Expenses” include interest expense of 0.18%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.85% for Institutional Class.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current expenses